Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - Equity Method Investees Other than Morgan Stanley [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 13,405	¥ 10,374
Total assets	24,273	18,930
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	6,946	5,850
Total liabilities	19,678	14,648
Noncontrolling interests	841	724
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	777	661	¥ 590
Total interest expense	252	222	198
Net interest income	525	439	392
Provision for credit losses	97	92	73
Income before income tax expense	147	171	248
Net income	¥ 97	¥ 117	¥ 194